CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(256,659)	(403,475)	1,736,761	1,076,627
Realized gains included in net loss	(7,373)	(772,698)	(241,621)	(1,021,692)
Impairment of marketable securities	433,973			433,973
Other comprehensive income	169,941	(1,176,173)	1,495,140	488,908
Comprehensive loss for the period	$ (9,855,160)	$ (24,788,566)	$ (20,141,990)	$ (54,785,716)